Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31
	2016	2015

Cost:
Computers and peripheral equipment	$10,019	$9,309
Office furniture and equipment	1,194	1,118
Leasehold improvements	1,677	1,619

	12,890	12,046

Less accumulated depreciation	(10,809)	(9,725)

Property and equipment, net	$2,081	$2,321